Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

15.	Subsequent Events

Issuance of Restricted Common Stock to Directors

On January 2, 2018, the Company issued 302,629 new Shares, respectively, of restricted common stock to directors of the Company in accordance with the Company’s director compensation policy. Stock compensation of $57,500 was recorded on the issuance of the common stock.

Registration Statement for Sales of Unregistered Securities - Convertible Promissory Notes

Pursuant to the terms of the Equity Offering and the Note Conversion Offering, the Company agreed to file a registration statement with the SEC covering the Note Conversion Offering and the Shares issuable upon exercise of the Placement Agent warrants of November 17 and November 30, 2017. The registration statement was declared effective on February 8, 2018.